PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 8: -	PROPERTY AND EQUIPMENT, NET

	December 31,
	2024	2023
Cost:
Lab equipment	$13,011	$12,750
Computers and peripheral equipment	12,058	11,353
Office furniture and equipment	1,431	1,438
Leasehold improvements	3,094	2,990
SECaaS equipment	7,476	8,036

	37,070	36,567
Accumulated depreciation:
Lab equipment	10,944	9,835
Computers and peripheral equipment	10,778	9,041
Office furniture and equipment	588	535
Leasehold improvements	1,941	1,692
SECaaS equipment	5,127	4,275

	29,378	25,378

Depreciated cost	$7,692	$11,189

Depreciation expenses for the years ended December 31, 2024, 2023 and 2022 was $ 5,613, $ 5,536 and $ 6,406, respectively.